Note 12 - Series B Preferred Shares	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
12.	Series B Preferred Shares

In January 2014, the Company sold 30,700 shares of its Series B Convertible Perpetual Preferred Shares (“Series B Preferred Shares”). The Series B Preferred Shares pay dividends (in cash or in-kind at the option of the Company, subject to certain exceptions) during the first five years at a rate of 0% or 5%, depending on the trading price of the Company’s common stock.  In addition, if a cash dividend is paid on the Company’s common stock during such time, then if the dividend paid on the Series B Preferred Shares is 5%, the holders of Series B Preferred Shares shall receive such dividend in cash and shall also receive an additional cash dividend in an amount equal to 40% of the common stock dividend it would have received on an as-converted basis.  If, however, the dividend on the Series B Preferred Shares is 0%, then the holders of Series B Preferred Shares shall receive a cash dividend equal to the greater of 100% of the common stock dividend it would have received on an as-converted basis, and 5%.  The dividend rate will increase to 12% in years six and seven and to 14% thereafter.  The Series B Preferred Shares can be converted at the option of their holders at any time, and at the option of the Company only if certain share price and liquidity milestones are met.  Each Series B Preferred Share is convertible into common stock at an initial conversion price of $1.45 (subject to adjustment, including upon a default).  The Series B Preferred Shares are redeemable in cash by the Company at any time after the fifth anniversary of the original issue date.  Holders of the Series B Preferred Shares may require the Company to redeem their shares only upon the occurrence of certain corporate events.

Subject to certain ownership thresholds, holders of Series B Preferred Shares have the right to appoint one director to the Company’s board of directors.  In addition, the holders of Series B Preferred Shares will vote as one class with the Company’s common stock on all matters on which shareholders are entitled to vote, with each Series B Preferred Share having a number of votes equal to 50% of the number of shares of common stock of the Company into which such Series B Preferred Share would be convertible on the applicable record date.